Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Current liabilities
Non-current liabilities	2,194	1,576
Total recognized in the consolidated balance sheet	$ 2,194	$ 1,576